UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                 811-02201

                Cutwater Select Income Fund

(Exact name of registrant as specified in charter)

113 King Street

                                             Armonk, NY 10504

(Address of principal executive offices) (Zip code)

Clifford D. Corso

113 King Street

                                             Armonk, NY 10504

(Name and address of agent for service)

Registrant’s telephone number, including area code:         914-273-4545

Date of fiscal year end:         March 31

Date of reporting period:     December 31, 2012

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

SCHEDULE OF INVESTMENTS (unaudited)	December 31, 2012

	Moody’s/ Standard & Poor’s Rating(a)		Principal Amount (000’s)		Value
CORPORATE DEBT SECURITIES (81.63%)
AUTOMOTIVE (1.27%)
Ford Holdings Co. Gty., 9.30%, 03/01/30	Baa3/BB+	$	1,000	$	1,373,750
Ford Motor Co., Sr. Unsec. Notes, 8.90%, 01/15/32	Baa3/BB+		500		661,250
Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 5.875%, 08/02/21	Baa3/BB+		750		873,404

					2,908,404

CHEMICALS (3.16%)
Braskem Finance, Ltd., Co Gty., 7.00%, 05/07/20, 144A	Baa3/BBB-		500		563,750
Braskem Finance, Ltd., Co Gty., 5.375%, 05/02/22, 144A	Baa3/BBB-		750		776,250
Dow Chemical Co., Sr. Unsec. Notes, 8.55%, 05/15/19	Baa2/BBB		500		675,037
Incitec Pivot Finance LLC, Co. Gty., 6.00%, 12/10/19, 144A	Baa3/BBB		405		464,287
Sinochem Overseas Capital Co., Ltd., Co. Gty., 4.50%, 11/12/20, 144A	Baa1/BBB		500		537,775
Sinochem Overseas Capital Co., Ltd., Co. Gty., 6.30%, 11/12/40, 144A	Baa1/BBB		1,500		1,798,020
Union Carbide Corp., Sr. Unsec. Notes, 7.75%, 10/01/96	Baa2/BBB		2,000		2,391,985

					7,207,104

DIVERSIFIED FINANCIAL SERVICES (12.80%)
Akbank TAS, Sr. Unsec. Notes, 6.50%, 03/09/18, 144A	Baa2/N/A		1,000		1,139,500
Ally Financial, Inc., Co. Gty., 7.50%, 09/15/20	B1/B+		315		380,362
Bank of America Corp., Sr. Unsec. Notes, 5.625%, 07/01/20	Baa2/A-		190		225,268
Bank of America Corp., Sr. Unsec. Notes, 5.875%, 01/05/21	Baa2/A-		500		598,640
BNP Paribas SA, Jr. Sub. Notes, 5.186%, 06/29/15, 144A(c),(d)	Ba2/BBB		1,000		965,000
Capital One Capital V, Ltd. Gtd., 10.25%, 08/15/39	Baa3/BB+		1,500		1,500,000
CDP Financial, Inc., Co. Gtd., 4.40%, 11/25/19, 144A	Aaa/AAA		400		460,252
Chase Capital II, Ltd. Gtd., Series B, 0.813%, 02/01/27(b),(c)	Baa2/BBB		70		57,418
Citigroup, Inc., Sr. Unsec. Notes, 6.375%, 08/12/14	Baa2/A-		151		163,177
Citigroup, Inc., Sr. Unsec. Notes, 6.01%, 01/15/15	Baa2/A-		891		973,608
Citigroup, Inc., Sr. Unsec. Notes, 8.125%, 07/15/39	Baa2/A-		125		187,138
Citigroup, Inc., Unsec. Notes, 8.50%, 05/22/19	Baa2/A-		595		800,058
CoBank ACB, Sub. Notes, 7.875%, 04/16/18, 144A	NA/A-		500		635,289
Discover Financial Services, Sr. Unsec. Notes, 10.25%, 07/15/19	Ba1/BBB-		200		261,213
Export-Import Bank of Korea, Sr. Unsec. Notes, 8.125%, 01/21/14	Aa3/A+		500		536,559
General Electric Capital Corp., Jr. Sub. Notes, Series A, 7.125%, 06/15/22(c),(d)	Baa1/AA-		3,500		3,956,015
General Electric Capital Corp., Sr. Unsec. Notes, 5.625%, 05/01/18	A1/AA+		230		273,133
General Electric Capital Corp., Sr. Unsec. Notes, 6.875%, 01/10/39	A1/AA+		1,000		1,359,299
HSBC USA Capital Funding LP, Ltd. Gtd., 10.176%, 06/30/30, 144A(c),(d)	Baa2/BBB+		1,500		2,055,000
HSBC USA Trust II, Bank Gtd., 8.38%, 05/15/27, 144A(b)	NA/BBB+		2,500		2,524,453
JPMorgan Chase & Co., Sr. Unsec. Notes, 4.40%, 07/22/20	A2/A		175		197,548
JPMorgan Chase & Co., Sr. Unsec. Notes, 4.35%, 08/15/21	A2/A		105		117,415
JPMorgan Chase Bank NA, Sub. Notes, 6.00%, 10/01/17	A1/A		1,000		1,183,840
Merrill Lynch & Co., Inc., Sr. Unsec. Notes, 6.875%, 04/25/18	Baa2/A-		1,000		1,205,454
Morgan Stanley, Sr. Unsec. Notes, 6.25%, 08/28/17	Baa1/A-		300		343,366
National Agricultural Cooperative Federation, Sr. Unsec. Notes, 5.00%, 09/30/14, 144A	A1/A		500		531,738
Santander US Debt SA Unipersonal, Bank Gtd., 3.724%, 01/20/15, 144A	Baa2/BBB		100		100,454
UBS AG Stamford CT, Bank Notes, 4.875%, 08/04/20	A2/A		250		290,493
UBS AG Stamford CT, Sub. Notes, 7.625%, 08/17/22	NR/BBB-		2,000		2,209,074
UBS Preferred Funding Trust V, Jr. Sub. Notes, Series 1, 6.243%, 05/15/16(c),(d)	Ba2/BBB-		500		510,000
Wachovia Capital Trust III, Ltd. Gtd., 5.57%, 03/11/13(c),(d)	Baa3/BBB+		3,500		3,482,500

					29,223,264

ENERGY (14.50%)
Apache Corp., Sr. Unsec. Notes, 7.70%, 03/15/26	A3/A-		500		688,505
APT Pipelines, Ltd., Co. Gty., 3.875%, 10/11/22, 144A	Baa2/BBB		2,000		1,991,694

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS   (unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)		Principal Amount (000’s)		Value

CORPORATE DEBT SECURITIES (Continued)
ENERGY (Continued)
Burlington Resources, Inc., Co. Gty., 9.125%, 10/01/21	A1/A	$	850	$	1,172,799
Citgo Petroleum Corp., Sr. Sec. Notes, 11.50%, 07/01/17, 144A(b)	Ba2/BB+		900		1,039,500
CMS Panhandle Holding Co., Sr. Unsec. Notes, 7.00%, 07/15/29	Baa3/BBB-		1,000		1,152,715
EL Paso Corp., Sr. Unsec. Notes, 8.05%, 10/15/30	Ba2/BB		1,000		1,164,880
Enterprise Products Operating LLC, Co. Gty., Series B, 7.034%, 01/15/68(b),(c)	Baa3/BB+		1,000		1,145,000
EQT Corp., Sr. Unsec. Notes, 4.875%, 11/15/21	Baa2/BBB		1,455		1,561,996
Florida Gas Transmission Co. LLC, Sr. Unsec. Notes, 9.19%, 11/01/24, 144A	Baa2/BBB		120		160,775
Gaz Capital SA, Sr. Unsec. Notes, 8.125%, 07/31/14, 144A	Baa1/BBB		500		544,200
IFM US Colonial Pipeline 2 LLC, Sr. Sec. Notes, 6.45%, 05/01/21, 144A(b)	NA/BBB-		1,000		1,105,152
KazMunayGas National Co., Sr. Unsec. Notes, 11.75%, 01/23/15, 144A	Baa3/BBB-		500		596,875
KazMunayGas National Co., Sr. Unsec. Notes, 6.375%, 04/09/21, 144A	Baa3/BBB-		500		611,875
Linn Energy LLC/Linn Energy Finance Corp., Co. Gty., 6.25%, 11/01/19, 144A(b)	B2/B		500		502,500
Lukoil International Finance BV, Co. Gty., 6.125%, 11/09/20, 144A	Baa2/BBB-		1,000		1,156,250
Motiva Enterprises LLC, Notes, 5.75%, 01/15/20, 144A	A2/A		64		77,541
Motiva Enterprises LLC, Sr. Unsec. Notes, 6.85%, 01/15/40, 144A	A2/A		124		171,655
Nabors Industries, Inc., Co. Gty., 9.25%, 01/15/19	Baa2/BBB		625		826,281
NRG Energy, Inc., Co. Gty., 8.25%, 09/01/20(b)	B1/BB-		500		560,000
Petroleos Mexicanos, Co. Gty., 8.00%, 05/03/19	Baa1/BBB		250		326,875
Petroleos Mexicanos, Co. Gty., 6.00%, 03/05/20	Baa1/BBB		750		896,250
Petroleum Co. of Trinidad & Tobago, Ltd., Sr. Unsec. Notes, 9.75%, 08/14/19, 144A	Baa3/BBB		500		664,500
Pride International, Inc., Co. Gty., 8.50%, 06/15/19	Baa1/BBB+		500		659,650
Pride International, Inc., Co. Gty., 6.875%, 08/15/20	Baa1/BBB+		500		632,355
Reliance Holdings USA, Inc., Co. Gty., 5.40%, 02/14/22, 144A	Baa2/BBB		1,250		1,398,096
Samson Investment Co., Sr. Unsec. Notes, 9.75%, 02/15/20, 144A(b)	B3/B-		1,000		1,057,500
SEACOR Holdings, Inc., Sr. Unsec. Notes, 7.375%, 10/01/19	Ba3/BB		1,000		1,062,360
Shell International Finance BV, Co. Gty., 4.30%, 09/22/19	Aa1/AA		1,000		1,158,495
Transocean, Inc., Co. Gty., 7.50%, 04/15/31	Baa3/BBB-		500		621,384
Valero Energy Corp., Co. Gty., 9.375%, 03/15/19	Baa2/BBB		124		170,559
Valero Energy Corp., Co. Gty., 8.75%, 06/15/30	Baa2/BBB		1,000		1,366,577
Valero Energy Corp., Co. Gty., 10.50%, 03/15/39	Baa2/BBB		500		792,960
Weatherford International, Ltd. Bermuda, Co. Gty., 6.75%, 09/15/40	Baa2/BBB-		2,000		2,267,976
Western Atlas, Inc., Sr. Unsec. Notes, 8.55%, 06/15/24	A2/A		2,539		3,686,981
Williams Cos., Inc., Sr. Unsec. Notes, 8.75%, 03/15/32	Baa3/BBB-		81		112,277

					33,104,988

FOOD AND BEVERAGE (0.57%)
Anheuser-Busch InBev Worldwide, Inc., Co. Gty., 7.75%, 01/15/19	A3/A		325		434,075
Anheuser-Busch InBev Worldwide, Inc., Co. Gty., 8.20%, 01/15/39	A3/A		27		44,341
Bunge Ltd. Finance Corp., Co. Gty., 8.50%, 06/15/19	Baa2/BBB-		125		160,837
Delhaize Group SA, Co. Gty., 5.70%, 10/01/40	Baa3/BBB-		709		664,564

					1,303,817

GAMING, LODGING & LEISURE (0.11%)
Royal Caribbean Cruises, Ltd., Sr. Unsec. Notes, 7.00%, 06/15/13	Ba1/BB		250		256,250

HEALTHCARE (1.02%)
Fresenius Medical Care US Finance, Inc., Co. Gty., 5.75%, 02/15/21, 144A	Ba2/BB+		750		802,500
Fresenius US Finance II, Inc., Co. Gty., 9.00%, 07/15/15, 144A	Ba1/BB+		250		288,125
Monsanto Co. (Pharmacia Corp.), Sr. Unsec. Notes, 6.50%, 12/01/18	A1/AA		500		641,033
Mylan, Inc., Co. Gty., 7.875%, 07/15/20, 144A(b)	Baa3/BBB-		500		590,881

					2,322,539

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS   (unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)		Principal Amount (000’s)		Value

CORPORATE DEBT SECURITIES (Continued)
INDUSTRIAL (4.51%)
Affinion Group, Inc., Co. Gty., 11.50%, 10/15/15(b)	Caa2/CCC	$	460	$	373,750
Alcoa, Inc., Sr. Unsec. Notes, 6.15%, 08/15/20	Baa3/BBB-		640		698,972
Alcoa, Inc., Sr. Unsec. Notes, 5.95%, 02/01/37	Baa3/BBB-		244		235,699
Altria Group, Inc., Co. Gty., 9.70%, 11/10/18	Baa1/BBB		317		443,777
ArcelorMittal, Sr. Unsec. Notes, 6.75%, 02/25/22	Ba1/BB+		1,200		1,259,418
ArcelorMittal, Sr. Unsec. Notes, 7.50%, 10/15/39	Ba1/BB+		405		380,700
Arrow Electronics, Inc., Sr. Unsec. Notes, 6.00%, 04/01/20	Baa3/BBB-		500		565,811
BG Energy Capital PLC, Co. Gty., 6.50%, 11/30/72(b),(c)	Baa1/BBB+		2,250		2,416,860
GXS Worldwide, Inc., Sr. Sec. Notes, 9.75%, 06/15/15(b)	B2/B		65		67,763
Holcim US Finance Sarl & Cie SCS, Co. Gty., 6.00%, 12/30/19, 144A	Baa2/BBB		1,000		1,134,229
Ingersoll-Rand Global Holding Co., Ltd., Co. Gty., 6.875%, 08/15/18	Baa1/BBB+		185		225,902
Meccanica Holdings USA, Inc., Co. Gty., 6.25%, 07/15/19, 144A	Baa3/BBB-		129		129,374
Northrop Grumman Space & Mission Systems Corp., Co. Gty., 7.75%, 06/01/29	Baa1/BBB+		500		671,396
Sealed Air Corp., Sr. Unsec. Notes, 7.875%, 06/15/17(b)	B1/BB-		500		533,125
Waste Management, Inc., Co. Gty., 7.125%, 12/15/17	Baa3/BBB		500		607,916
Worthington Industries, Inc., Sr. Unsec. Notes, 6.50%, 04/15/20	Baa3/BBB		500		551,488

					10,296,180

INSURANCE (8.64%)
AIG SunAmerica, Inc., Sr. Unsec. Notes, 8.125%, 04/28/23	Baa1/A-		750		949,881
Allstate Corp., Jr. Sub. Notes, 6.50%, 05/15/67(b),(c)	Baa1/BBB		2,200		2,340,250
American International Group, Inc., Jr. Sub. Debs., 8.175%, 05/15/68(b),(c)	Baa2/BBB		2,000		2,605,000
Farmers Exchange Capital, Sub. Notes, 7.20%, 07/15/48, 144A	Baa2/A-		3,000		3,642,585
Guardian Life Insurance Co. of America, Sub. Notes, 7.375%, 09/30/39, 144A	A1/AA-		108		146,108
Liberty Mutual Group, Inc., Bonds, 7.00%, 03/15/34, 144A	Baa2/BBB-		250		290,552
Liberty Mutual Group, Inc., Co. Gty., 10.75%, 06/15/88, 144A(b),(c)	Baa3/BB		1,000		1,490,000
Lincoln National Corp., Jr. Sub. Notes, 6.05%, 04/20/67(b),(c)	Ba1/BBB		500		498,125
Massachusetts Mutual Life Insurance Co., Sub. Notes, 8.875%, 06/01/39, 144A	A1/AA-		500		755,022
MetLife Capital Trust X, Jr. Sub. Notes, 9.25%, 04/08/68, 144A(b)	Baa2/BBB		500		690,000
MetLife, Inc., Jr. Sub. Notes, 10.75%, 08/01/69(b)	Baa2/BBB		1,000		1,510,000
Nationwide Mutual Insurance Co., Sub. Notes, 9.375%, 08/15/39, 144A	A3/A-		215		302,522
New York Life Insurance Co., Sub. Notes, 6.75%, 11/15/39, 144A	Aa2/AA-		103		142,471
Prudential Financial, Inc., Jr. Sub. Notes, 5.875%, 09/15/42(b),(c)	Baa3/BBB+		2,500		2,625,000
Prudential Financial, Inc., Jr. Sub. Notes, 8.875%, 06/15/68(b),(c)	Baa3/BBB+		1,000		1,215,000
Travelers Cos., Inc., Jr. Sub. Notes, 6.25%, 03/15/67(b),(c)	A3/NR		500		528,545

					19,731,061

MEDIA (7.46%)
CBS Corp., Co. Gty., 8.875%, 05/15/19	Baa2/BBB		350		472,066
Comcast Corp., Co. Gty., 7.05%, 03/15/33	Baa1/BBB+		2,000		2,664,162
COX Communications, Inc., Sr. Unsec. Notes, 6.80%, 08/01/28	Baa2/BBB		1,500		1,831,238
Cox Enterprises, Inc., Sr. Unsec. Notes, 7.375%, 07/15/27, 144A	Baa2/BBB		500		630,210
Grupo Televisa SAB, Sr. Unsec. Notes, 6.625%, 01/15/40	Baa1/BBB+		159		202,851
Harcourt General, Inc., Sr. Unsec. Notes, 8.875%, 06/01/22	WR/BBB+		2,000		2,627,976
Myriad International Holding BV, Co. Gty., 6.375%, 07/28/17, 144A	Baa3/N/A		100		112,750
News America Holdings, Inc., Co. Gty., 7.90%, 12/01/95	Baa1/BBB+		1,400		1,733,203
Time Warner Entertainment Co., LP, Co. Gty., 8.375%, 07/15/33	Baa2/BBB		1,360		1,984,879
Time Warner, Inc., Co. Gty., 9.15%, 02/01/23	Baa2/BBB		3,000		4,430,169
Viacom, Inc., Co. Gty., 7.875%, 07/30/30	Baa2/BBB		250		345,186

					17,034,690

MINING (4.15%)
Anglo American Capital PLC, Co. Gty., 9.375%, 04/08/14, 144A	Baa1/BBB+		339		372,669

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS   (unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)		Principal Amount (000’s)		Value

CORPORATE DEBT SECURITIES (Continued)
MINING (Continued)
Anglo American Capital PLC, Co. Gty., 9.375%, 04/08/19, 144A	Baa1/BBB+	$	500	$	650,200
AngloGold Ashanti Holdings PLC, Co. Gty., 5.375%, 04/15/20	Baa2/BBB-		310		319,939
Barrick North America Finance LLC, Co. Gty., 6.80%, 09/15/18	Baa1/BBB+		500		617,246
FMG Resources August 2006 Property Ltd., Sr. Unsec. Notes, 6.875%, 04/01/22, 144A(b)	B1/B+		1,200		1,227,000
Freeport-McMoran Corp., Co. Gty., 9.50%, 06/01/31	Baa2/BBB		250		351,503
Newcrest Finance Property, Ltd., Co. Gty., 4.45%, 11/15/21, 144A	Baa2/BBB+		1,500		1,578,987
Rio Tinto Finance USA, Ltd., Co. Gty., 9.00%, 05/01/19	A3/A-		85		116,750
Teck Resources, Ltd., Co. Gty., 6.00%, 08/15/40(b)	Baa2/BBB		1,000		1,131,838
Teck Resources, Ltd., Co. Gty., 5.20%, 03/01/42(b)	Baa2/BBB		1,415		1,446,240
Vale Overseas, Ltd., Co. Gty., 6.25%, 01/23/17	Baa2/A-		500		575,296
Xstrata Canada Financial Corp., Co. Gty., 4.95%, 11/15/21, 144A	Baa2/BBB+		1,000		1,074,065

					9,461,733

PAPER (2.00%)
Celulosa Arauco y Constitucion SA, 4.75%, 01/11/22	Baa2/BBB		1,085		1,138,064
Smurfit Kappa Treasury Funding, Ltd., Sr. Sec. Notes, 7.50%, 11/20/25	Ba2/BB		2,000		2,095,000
Westvaco Corp., Co. Gty., 8.20%, 01/15/30	Baa3/BBB		1,000		1,319,433

					4,552,497

REAL ESTATE INVESTMENT TRUST (REIT) (4.67%)
Biomed Realty LP, Co. Gty., 6.125%, 04/15/20	Baa3/BBB-		350		407,471
Duke Realty LP, Sr. Unsec. Notes, 6.50%, 01/15/18	Baa2/BBB-		500		592,838
Duke Realty LP, Sr. Unsec. Notes, 8.25%, 08/15/19	Baa2/BBB-		500		639,302
Federal Realty Investment Trust, Sr. Unsec. Notes, 5.40%, 12/01/13	Baa1/BBB+		750		780,774
Federal Realty Investment Trust, Sr. Unsec. Notes, 6.20%, 01/15/17	Baa1/BBB+		290		336,163
Goodman Funding Property, Ltd., Co. Gty., 6.375%, 04/15/21, 144A	Baa2/BBB		1,050		1,192,880
Health Care REIT, Inc., Sr. Unsec. Notes, 5.25%, 01/15/22(b)	Baa2/BBB-		1,500		1,670,321
Host Hotels & Resorts LP, Co. Gty., 6.00%, 11/01/20(b)	Baa3/BB+		1,000		1,100,000
Liberty Property LP, Sr. Unsec. Notes, 7.50%, 01/15/18	Baa1/BBB		1,000		1,227,670
Nationwide Health Properties, Inc., Sr. Unsec. Notes, 6.00%, 05/20/15	Baa2/BBB		500		555,663
Simon Property Group LP, Sr. Unsec. Notes, 6.125%, 05/30/18	A3/A-		750		913,584
WEA Finance, LLC, Co. Gty., 7.125%, 04/15/18, 144A	A2/A-		500		616,102
WEA Finance, LLC, Co. Gty., 6.75%, 09/02/19, 144A	A2/A-		500		619,416

					10,652,184

RETAIL & RESTAURANT (0.33%)
Darden Restaurants, Inc., Sr. Unsec. Notes, 7.125%, 02/01/16	Baa2/BBB		500		566,714
Limited Brands, Inc., Co. Gty., 8.50%, 06/15/19	Ba1/BB+		150		183,000

					749,714

TECHNOLOGY (0.08%)
Corning, Inc., Sr. Unsec. Notes, 5.75%, 08/15/40	A3/BBB+		60		71,530
Mantech International Corp., Co. Gty., 7.25%, 04/15/18(b)	Ba2/BB+		100		106,250

					177,780

TELECOMMUNICATIONS (9.17%)
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec. Notes, 8.50%, 11/15/18	A2/A-		229		315,035
Centel Capital Corp., Co. Gty., 9.00%, 10/15/19	Baa2/BBB-		1,000		1,189,808
Deutsche Telekom International Finance BV, Co. Gtd., 8.75%, 06/15/30	Baa1/BBB+		2,000		2,996,490
Frontier Communications Corp., Sr. Unsec. Notes, 8.125%, 10/01/18	Ba2/BB		500		575,000
Frontier Communications Corp., Sr. Unsec. Notes, 9.00%, 08/15/31	Ba2/BB		500		550,000
GTE Corp., Co. Gty., 6.94%, 04/15/28	Baa1/A-		1,500		1,995,588
Hearst-Argyle Television, Inc., Sr. Unsec. Notes, 7.00%, 01/15/18	WR/NR		1,000		900,000
Level 3 Financing, Inc., Co, Gty., 10.00%, 02/01/18(b)	B3/CCC		610		680,150
NII Capital Corp., Co. Gty., 10.00%, 08/15/16(b)	B2/B-		500		465,000

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS   (unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)		Principal Amount (000’s)		Value

CORPORATE DEBT SECURITIES (Continued)
TELECOMMUNICATIONS (Continued)
NII Capital Corp., Co. Gty., 7.625%, 04/01/21(b)	B2/B-	$	950	$	719,625
Qwest Corp., Sr. Unsec. Notes, 7.20%, 11/10/26(b)	Baa3/BBB-		1,000		1,005,500
Qwest Corp., Sr. Unsec. Notes, 6.875%, 09/15/33(b)	Baa3/BBB-		1,100		1,105,500
Qwest Corp., Sr. Unsec. Notes, 7.25%, 10/15/35(b)	Baa3/BBB-		500		528,650
Sprint Capital Corp., Co. Gty., 6.875%, 11/15/28	B3/B+		1,500		1,560,000
Sprint Capital Corp., Co. Gty., 8.75%, 03/15/32	B3/B+		1,000		1,222,500
Telecom Italia Capital SA, Co. Gty., 6.999%, 06/04/18	Baa2/BBB		1,000		1,143,000
Telecom Italia Capital SA, Co. Gty., 6.00%, 09/30/34	Baa2/BBB		1,000		977,500
Telecom Italia Capital SA, Co. Gty., 7.20%, 07/18/36	Baa2/BBB		250		261,000
Trilogy International Partners LLC/Trilogy International Finance, Inc., Sr. Sec. Notes, 10.25%, 08/15/16, 144A(b)	Caa1/CCC		100		88,000
Verizon Communications, Inc., Sr. Unsec. Notes, 8.75%, 11/01/18	A3/A-		180		249,925
Verizon Global Funding Corp., Sr. Unsec. Notes, 7.75%, 12/01/30	A3/A-		1,646		2,409,889

					20,938,160

TRANSPORTATION (3.03%)
BNSF Funding Trust I, Co. Gty., 6.613%, 12/15/55(b),(c)	Baa2/BBB		250		283,438
Continental Airlines, Pass Through Certs., Series 1999-1, Class B, 6.795%, 02/02/20	Ba1/BB		430		447,994
Continental Airlines, Pass Through Certs., Series 2000-1, Class A1, 8.048%, 05/01/22	Baa2/BBB		843		955,242
Continental Airlines, Pass Through Certs., Series 2000-2, Class A1, 7.707%, 10/02/22	Baa3/BBB-		1,217		1,375,302
Delta Air Lines, Pass Through Certs, Series 1993, Class A2, 10.50%, 04/30/16	WR/NR		344		125,468
ERAC USA Finance, Co., Co. Gty., 7.00%, 10/15/37, 144A	Baa1/BBB+		1,500		1,904,744
Federal Express Corp., Pass Through Certs, Series 1996, Class B2, 7.84%, 01/30/18(b)	A3/BBB		1,000		1,125,240
Norfolk Southern Corp., Sr. Unsec. Notes, 5.75%, 04/01/18	Baa1/BBB+		170		203,024
Stena AB, Sr. Unsec. Notes, 7.00%, 12/01/16(b)	B2/BB		500		498,750

					6,919,202

UTILITIES (4.16%)
Avista Corp., 5.95%, 06/01/18	A3/A-		500		604,627
Dominion Resources, Inc., Sr. Unsec. Notes, Series 07-A, 6.00%, 11/30/17	Baa2/A-		500		603,026
DPL, Inc., Sr. Unsec. Notes, 7.25%, 10/15/21(b)	Ba1/BB-		1,000		1,070,000
Duquesne Light Holdings, Inc., Sr. Unsec. Notes, 6.40%, 09/15/20, 144A	Ba1/BBB-		1,000		1,209,514
Hydro-Quebec, 8.25%, 04/15/26	Aa2/A+		1,550		2,370,510
MidAmerican Funding LLC, Sr. Sec. Notes, 6.927%, 03/01/29	A3/BBB+		500		664,103
NextEra Energy Capital Holding, Inc., Jr. Sub. Notes., Series D, 7.30%, 09/01/67(b),(c)	Baa2/BBB		500		555,625
Ohio Power Co., Sr. Unsec. Notes, 6.00%, 06/01/16	Baa1/BBB		500		576,055
Ohio Power Co., Sr. Unsec. Notes, 5.375%, 10/01/21	Baa1/BBB		1,000		1,211,753
Toledo Edison Co., 7.25%, 05/01/20	Baa1/BBB		500		635,583

					9,500,796

TOTAL CORPORATE DEBT SECURITIES (Cost of $157,930,261)					186,340,363

ASSET BACKED SECURITIES (3.46%)
ALM Loan Funding, Series 2012-7A, Class A2, 2.581%, 10/19/24, 144A(c)	NR/AA		2,000		1,984,220
Credit-Based Asset Servicing and Securitization LLC, Series 2006-SC1, Class A, 0.48%, 05/25/36, 144A(c)	A3/AAA		53		44,352
Dominos Pizza Master Issuer LLC, Series 2012-1A, Class A2, 5.216%, 01/25/42, 144A	Baa1/BBB+		1,483		1,666,698
Dryden XXIV Senior Loan Fund Notes, Class A, CLO, 1.797%, 11/15/23, 144A(c)	Aaa/AAA		2,500		2,487,700

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS   (unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)		Principal Amount (000’s)		Value

ASSET BACKED SECURITIES (Continued)
Option One Mortgage Loan Trust, Series 2007-FXD2, Class 2A1, 5.90%, 03/25/37(e)	Aa3/AA-	$	121	$	119,072
Renaissance Home Equity Loan Trust, Series 2006-3, Class AF2, 5.58%, 11/25/36(e)	Ca/CCC		161		93,910
Small Business Administration Participation Certificates, Series 2010-20F, Class 1, 3.88%, 06/01/30	Aaa/AA+		280		304,944
Sonic Capital LLC, Series 2011-1A, Class A2, 5.438%, 05/20/41, 144A	Baa2/BBB		1,072		1,200,989

TOTAL ASSET BACKED SECURITIES (Cost of $7,658,436)					7,901,885

COMMERCIAL MORTGAGE-BACKED SECURITIES (7.26%)
American Tower Trust, Series 2007-1A, Class AFX, 5.42%, 04/15/37, 144A	Aaa/AAA		700		717,986
Banc of America Merrill Lynch Commercial Mortgage, Inc, Series 2006-2, Class AJ, 5.762%, 05/10/45(c)	NA/BBB-		1,000		1,021,131
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-2, Class AM, 5.762%, 05/10/45(c)	NA/A		1,440		1,614,056
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class AM, 5.351%, 01/15/46(c)	Aa3/A-		2,500		2,730,963
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/49	Aa3/AAA		285		326,926
CW Capital Cobalt, Ltd., Series 2007-C2, Class A3, 5.484%, 04/15/47(c)	Aaa/NA		500		579,641
Developers Diversified Realty Corp., Series 2009-DDR1, Class C, 6.223%, 10/14/22, 144A	A1/AA+		2,000		2,143,396
FREMF Mortgage Trust, Series 2012-K18, Class B, 4.26%, 01/25/45, 144A(c)	NA/NA		1,600		1,649,659
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007- LDPX, Class A3, 5.42%, 01/15/49	Aaa/NA		160		185,057
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class AM, 5.885%, 06/15/38(c)	A2/BB		2,000		2,253,554
Morgan Stanley Capital I Trust, Series 2006-HQ10, Class AM, 5.36%, 11/12/41	A2/NA		2,000		2,230,354
Morgan Stanley Capital I Trust, Series 2007-IQ16, Class A4, 5.809%, 12/12/49	NA/AA+		750		890,753
Morgan Stanley Reremic Trust, Series 2009-GG10, Class A4B, 5.789%, 08/12/45, 144A(c)	A3/NA		210		235,153

Total COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost of $14,854,585)					16,578,629

RESIDENTIAL MORTGAGE-BACKED SECURITIES (0.97%)
FHLMC Pool # 170128, 11.50%, 06/01/15	Aaa/AA+		1		1,107
FHLMC Pool # 360019, 10.50%, 12/01/17	Aaa/AA+		2		2,198
FHLMC Pool # A15675, 6.00%, 11/01/33	Aaa/AA+		529		587,757
FHLMC Pool # G00182, 9.00%, 09/01/22	Aaa/AA+		5		5,530
FNMA Pool # 124012, 12.50%, 10/01/15	Aaa/AA+		3		2,649
FNMA Pool # 303022, 8.00%, 09/01/24	Aaa/AA+		18		21,107
FNMA Pool # 303136, 8.00%, 01/01/25	Aaa/AA+		9		10,547
FNMA Pool # 55192, 10.50%, 09/01/17	Aaa/AA+		5		5,870
FNMA Pool # 58991, 11.00%, 02/01/18	Aaa/AA+		3		3,463
FNMA Pool # 754791, 6.50%, 12/01/33	Aaa/AA+		574		650,471
FNMA Pool # 763852, 5.50%, 02/01/34	Aaa/AA+		560		612,465
FNMA Pool # 889554, 6.00%, 04/01/38	Aaa/AA+		189		206,642
GNSF Pool # 194228, 9.50%, 11/15/20	Aaa/AA+		28		32,305
GNSF Pool # 307527, 9.00%, 06/15/21	Aaa/AA+		19		22,332
GNSF Pool # 417239, 7.00%, 02/15/26	Aaa/AA+		21		25,420
GNSF Pool # 780374, 7.50%, 12/15/23	Aaa/AA+		11		13,031

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost of $1,867,984)					2,202,894

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS   (unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)		Principal Amount (000’s)		Value

MUNICIPAL BONDS (1.52%)
Municipal Electric Authority of Georgia, Build America Bonds-Taxable- Plant Vogle Units 3&4, Series J, Revenue Bond, 6.637%, 04/01/57	A2/A+	$	175	$	209,039
San Francisco City & County Public Utilities Commission, Water Revenue, Build America Bonds, 6.00%, 11/01/40	Aa3/AA-		145		180,432
State of California, Build America Bonds, GO, 7.625%, 03/01/40	A1/A-		1,500		2,167,050
State of Illinois, Build America Bonds, GO, 7.35%, 07/01/35	A2/A		755		913,331

TOTAL MUNICIPAL BONDS (Cost of $2,666,557)					3,469,852

U.S. TREASURY SECURITIES (2.28%)
U.S. Treasury Note, 1.00%, 10/31/16	Aaa/AA+		3,075		3,133,616
U.S. Treasury Note, 1.00%, 03/31/17	Aaa/AA+		670		681,987
U.S. Treasury Note, 1.375%, 11/30/18	Aaa/AA+		1,000		1,026,562
U.S. Treasury Note, 3.125%, 05/15/21	Aaa/AA+		310		351,535

TOTAL U.S. TREASURY SECURITIES (Cost of $5,065,826)					5,193,700

			Shares

COMMON STOCK (0.01%)
MEDIA (0.01%)
Quad Graphics, Inc.			1,617		32,971

TRANSPORTATION (0.00%)
Delta Air Lines, Inc. (f)			1		6

TOTAL COMMON STOCK (Cost of $74,501)					32,977

PREFERRED STOCK (1.19%)
CoBank ACB, Series F, 6.250% (f)			20,000		2,083,126
Federal Home Loan Mortgage Corp, Series Z, 0.000% (f),(g)			53,779		97,474
US BANCORP, Series A, 3.500% (f)			615		539,970

TOTAL PREFERRED STOCK (Cost of $3,868,939)					2,720,570

RIGHTS (0.00%)
XO Holdings, Inc., Expire 12/31/99			13		—

TOTAL INVESTMENTS (98.32%) (Cost $193,987,089)					224,440,870

OTHER ASSETS AND LIABILITIES (1.68%)					3,827,787

NET ASSETS (100.00%)				$	228,268,657

(a)	Ratings for debt securities are unaudited. All ratings are as of December 31, 2012 and may have changed subsequently.
(b)	This security is callable.
(c)	Variable rate security. Rate disclosed is as of December 31, 2012.
(d)	Security is perpetual. Date shown is next call date.
(e)	Multi-Step Coupon. Rate disclosed is as of December 31, 2012.
(f)	Non-income producing security.
(g)	Dividend was discontinued as of September 7, 2008.
*	Aggregate cost for Federal income tax purposes is $193,987,089.
144A	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At December 31, 2012, these securities amounted to $57,440,940 or 25.16% of net assets.

Gross unrealized appreciation	$	32,567,332
Gross unrealized depreciation		(2,113,551)

Net unrealized appreciation	$	30,453,781

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS   (unaudited) — continued

Legend

Certs. - Certificates

CLO - Collateralized Loan Obligation

Co. Gty. - Company Guaranty

Debs. - Debentures

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

FREMF - Freddie Multi-Family

GNSF - Government National Mortgage Association (Single Family)

GO - General Obligation

Gtd. - Guaranteed

Jr. - Junior

LLC - Limited Liability Company

Ltd. - Limited

NA - Not Available

NR - Not Rated

REIT - Real Estate Investment trust

Sec. - Secured

Sr. - Senior

Sub. - Subordinated

Unsec. - Unsecured

WR - Withdrawn Rating

The accompanying notes are an integral part of these financial statements.

CUTWATER SELECT INCOME FUND

Notes to the Quarterly Portfolio of Investments

December 31, 2012

(unaudited)

A. Security Valuation – In valuing the Fund’s net assets, all securities for which representative market quotations are available will be valued at the last quoted sales price on the security’s principal exchange on the day of valuation. If there are no sales of the relevant security on such day, the security will be valued at the bid price at the time of computation. For securities traded in the over-the-counter market, including listed debt and preferred securities, whose primary market is believed to be over-the-counter, the Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser - and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources.

In the event that market quotations are not readily available, or when such quotations are deemed not to reflect current market value, the securities will be valued at their respective fair value as determined in good faith by the Adviser pursuant to certain procedures and reporting requirements established by the Board of Trustees. The Adviser considers all relevant facts that are reasonably available when determining the fair value of a security, including but not limited to the last sale price or initial purchase price (if a when issued security) and subsequently adjusting the value based on changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves are utilized. At December 31, 2012, there were no securities valued using fair value procedures.

Fair Value Measurements – The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

• Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assts and liabilities measured at fair value on a recurring basis as of December 31, 2012.

		Total Market Value at 12/31/12		Level 1 Quoted Price		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs
CORPORATE DEBT SECURITIES	$	186,340,363	$	—	$	186,340,363	$	—
ASSET BACKED SECURITIES		7,901,885		—		7,901,885		—
COMMERCIAL MORTGAGE-BACKED SECURITIES		16,578,629		—		16,578,629		—
RESIDENTIAL MORTGAGE-BACKED SECURITIES		2,202,894		—		2,202,894		—
MUNICIPAL BONDS		3,469,852		—		3,469,852		—
U.S. TREASURY SECURITIES		5,193,700		—		5,193,700		—
COMMON STOCK *		32,977		32,977		—		—
PREFERRED STOCK		2,720,570		2,720,570		—		—
TOTAL INVESTMENTS	$	224,440,870	$	2,753,547	$	221,687,323	$	—

*	See Schedule of Investments for industry breakout.

CUTWATER SELECT INCOME FUND

Notes to the Quarterly Portfolio of Investments

December 31, 2012 (concluded)

(unaudited)

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determined fair value:

Asset Backed Securities (Market Value)
Balance as of March 31, 2012	$—
Accrued discounts/premiums	—
Realized loss	—
Purchases	2,500,000
Change in unrealized appreciation/(depreciation)	(15,700)
Transfer out of Level 3	(2,484,300)

Balance as of December 31, 2012	$—

At the end of each calendar quarter, management evaluates the Level 1, 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities. Pursuant to Fund policy, transfers between levels are considered to have occurred at the beginning of the reporting period. As of December 31, 2012, there were no transfers between Level 1 and 2 for the Fund.

Certain of the Fund’s Level 3 investments are categorized as Level 3 with values derived utilizing prices from prior transactions or third party pricing information without adjustment (broker quotes, pricing services and net asset values). A significant change in third party pricing information could result in a significantly lower or higher value in such Level 3 investments. As of December 31, 2012 a security valued at $2,487,700 was transferred from Level 3 to Level 2 pursuant to the Fund’s fair valuation policy.

For more information with regards to significant accounting policies, see the most recent semi or annual report filed with the Securities and Exchange Commission.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cutwater Select Income Fund

By (Signature and Title)*	/s/ Clifford D. Corso
Clifford D. Corso, President
(principal executive officer)

Date 2/28/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Clifford D. Corso
Clifford D. Corso, President
(principal executive officer)

Date 2/28/2013

By (Signature and Title)*	/s/ Joseph L. Sevely
Joseph L. Sevely, Treasurer
(principal financial officer)

Date 2/28/2013

*	Print the name and title of each signing officer under his or her signature.